Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies.
Commitments and contingencies
27.	Commitments and contingencies

Purchase commitments

As of December 31, 2022, the Group has future minimum purchase commitment related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 were as follows:

		Less than				Over 5
	Total	one year	1-2 Years	2-3 Years	3-5 Years	Years
Purchase commitments	93,818	73,817	6,667	6,667	6,667	—

Capital commitments

Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 were as follows:

	Total	Less than one year
Capital commitments	1,806	1,806